COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 — COMMITMENTS AND CONTINGENCIES

As an inducement to obtain financing in 2022 and 2023 through convertible notes, the Company agreed to pay a portion of certain future revenues the Company may receive from the sale of FBLLC or the Flavored Bourbon brand to the investors in such financings in the amount of 150% of their subscription amount for an aggregate of approximately $24,495,000.

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 10 — COMMITMENTS AND CONTINGENCIES (cont.)

The Company maintains operating leases for various facilities. See Note 9, Leases, for further information.

Litigation — From time to time, the Company may become involved in various legal proceedings in the ordinary course of its business and may be subject to third-party infringement claims.

In the normal course of business, the Company may agree to indemnify third parties with whom it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company, with respect to certain matters. The Company has agreed, under certain conditions, to hold these third parties harmless against specified losses, such as those arising from a breach of representations or covenants, other third-party claims that the Company’s products when used for their intended purposes infringe the intellectual property rights of such other third parties, or other claims made against certain parties. It is not possible to determine the maximum potential amount of liability under these indemnification obligations due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances that are likely to be involved in each claim.

Litigation — CFGI — On January 31, 2025, CFGI, LLC (“CFGI”) commenced a litigation against the Company in the Superior Court, Suffolk County, Massachusetts asserting claims arising under a November 1, 2022 written engagement letter agreement whereby CFGI agreed to provide financial, accounting and tax consulting services to the Company. CFGI contends that it fully performed its obligations under such agreement, but that the parties amended the agreement on or about May 22, 2023 when the Company fell behind in its payments. CFGI alleges further that, while the Company made some payments under the amended agreement, CFGI is currently owed approximately $730,000, plus interest.

The Company’s response to the complaint was due on or before April 21, 2025 but was extended to May 12, 2025. The Company has filed an answer to that complaint on May 12 to stay current with the litigation process while it works to negotiate a settlement. As of December 31, 2024 the Company had accrued the entire amount payable to CFGI and the Company is in negotiations with CFGI on alternate payment terms that will allow the Company to pay the amounts due to CFGI over time. (See also Note 14.)

Litigation — Thinking Tree Dissenter — On April 16, 2025, Kaylon McAlister, a former co-founder of Thinking Tree Spirits, filed suit in the Circuit Court of Oregon against Thinking Tree Spirits and the Company seeking $470,000 under the Oregon dissenter rights statute, plus interest. While we are reviewing the matter, we believe the amount being sought is without merit and grossly overinflates the value of the enterprise, and we intend to vigorously defend this matter. Further, we believe we have counterclaims against the plaintiff for actions taken by him before, during and after the closing of the acquisition transaction that adversely effected the valuation of the acquisition and the Company’s investment in Thinking Tree Spirits. (See also Note 14.)

As of March 31, 2025 and December 31, 2024, the Company has not been subject to any other pending litigation claims.

Notice from Nasdaq — On April 14, 2025, the Company received a notice (the “Notice”) from the Nasdaq Stock Market LLC (“Nasdaq”), which indicated that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”), as the Company’s closing bid price for its common stock was below $1.00 per share for the prior thirty (30) consecutive business days.

Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company has been granted a 180-calendar day compliance period, or until October 13, 2025 (the “Compliance Period”), to regain compliance with the Minimum Bid Price Requirement. During the compliance period, the Company’s shares of Common Stock will continue to be listed and traded on the Nasdaq Capital Market. If at any time during the Compliance Period, the bid price of the Common Stock closes at or above $1.00 per share for a minimum of ten (10) consecutive business days, Nasdaq will provide the Company with written confirmation of compliance with the Minimum Bid Price Requirement and the matter will be closed.

If the Company is not in compliance by October 13, 2025, the Company may be afforded a second 180-calendar day compliance period. To qualify for this additional time, the Company will be required to meet the continued listing requirement for market value of publicly-held shares and all other initial listing standards for the Nasdaq Capital Market with the exception of the Minimum Bid Price Requirement, and will need to provide written notice to Nasdaq of its intent to regain compliance with such requirement during such second compliance period.

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 10 — COMMITMENTS AND CONTINGENCIES (cont.)

If the Company does not regain compliance within the allotted compliance period(s), including any extensions that may be granted by Nasdaq, or if it appears to Nasdaq’s staff that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, Nasdaq will provide notice that the Common Stock will be subject to delisting from the Nasdaq Capital Market. At that time, the Company may appeal any such delisting determination to a Nasdaq hearings panel.

The Company intends to continuously monitor the closing bid price for its Common Stock and is in the process of considering various measures to resolve the deficiency and regain compliance with the Minimum Bid Price Requirement. However, there can be no assurance that the Company will be able to regain or maintain compliance with the Minimum Bid Price Requirement or any other Nasdaq listing standards, that Nasdaq will grant the Company any extension of time to regain compliance with the Minimum Bid Price Requirement or any other Nasdaq listing requirements, or that any such appeal to the Nasdaq hearings panel will be successful, as applicable. (See also Note 14.)

Management Fee — The Company is required to pay a monthly management fee to Summit Distillery, Inc (see Note 12).

NOTE 13 — COMMITMENTS AND CONTINGENCIES

As an inducement to obtain financing in 2022 and 2023 through convertible notes, the Company agreed to pay a portion of certain future revenues the Company may receive from the sale of FBLLC or the Flavored Bourbon brand to the investors in such financings in the amount of 150% of their subscription amount for an aggregate of approximately $24,495,000. See Note 5 — Payment Upon Sale of Flavored Bourbon, LLC.

The Company maintains operating leases for various facilities. See Note 12, Leases, for further information.

Litigation — From time to time, the Company may become involved in various legal proceedings in the ordinary course of its business and may be subject to third-party infringement claims.

In the normal course of business, the Company may agree to indemnify third parties with whom it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company, with respect to certain matters. The Company has agreed, under certain conditions, to hold these third parties harmless against specified losses, such as those arising from a breach of representations or covenants, other third-party claims that the Company’s products when used for their intended purposes infringe the intellectual property rights of such other third parties, or other claims made against certain parties. It is not possible to determine the maximum potential amount of liability under these indemnification obligations due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances that are likely to be involved in each claim.

Litigation — CFGI — On January 31, 2025, CFGI, LLC (“CFGI”) commenced a litigation against the Company in the Superior Court, Suffolk County, Massachusetts asserting claims arising under a November 1, 2022 written engagement letter agreement whereby CFGI agreed to provide financial, accounting and tax consulting services to the Company. CFGI contends that it fully performed its obligations under such agreement, but that the parties amended the agreement on or about May 22, 2023 when the Company fell behind in its payments. CFGI alleges further that, while the Company made some payments under the amended agreement, CFGI is currently owed approximately $730,000, plus interest.

The Company’s response to the complaint was due on or before April 21, 2025 but has been extended by two weeks as the Company is in active negotiations with CFGI over a payment plan. As of December 31, 2024 the Company had accrued the entire amount payable to CFGI and the Company is in negotiations with CFGI on alternate payment terms that will allow the Company to pay the amounts due to CFGI over time. (See also Note 17.)

Litigation — Thinking Tree Dissenter — On April 16, 2025, Kaylon McAlister, a former co-founder of Thinking Tree Spirits, filed suit in the Circuit Court of Oregon against Thinking Tree Spirits and the Company seeking $470,000 under the Oregon dissenter rights statute, plus interest. While we are reviewing the matter, we believe the amount being sought is solely without merit and grossly overinflates the value of the enterprise, and we intend to vigorously defend this matter. Further, we believe we have counterclaims against the plaintiff for actions taken by him before, during and after the closing of the acquisition transaction that further effected the valuation of the acquisition and adversely affected the Company’s investment in Thinking Tree Spirits. (See also Note 17).

As of December 31, 2024 and 2023, the Company has not been subject to any other pending litigation claims.

Notice from Nasdaq — On April 14, 2025, the Company received a notice (the “Notice”) from the Nasdaq Stock Market LLC (“Nasdaq”), which indicated that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”), as the Company’s closing bid price for its common stock was below $1.00 per share for the prior thirty (30) consecutive business days.

Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company has been granted a 180-calendar day compliance period, or until October 13, 2025 (the “Compliance Period”), to regain compliance with the Minimum Bid Price Requirement. During the compliance period, the Company’s shares of Common Stock will continue to be listed and traded on the Nasdaq Capital Market. If at any time during the Compliance Period, the bid price of the Common Stock closes at or above $1.00 per share for a minimum of ten (10) consecutive business days, Nasdaq will provide the Company with written confirmation of compliance with the Minimum Bid Price Requirement and the matter will be closed.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 13 — COMMITMENTS AND CONTINGENCIES (cont.)

If the Company is not in compliance by October 13, 2025, the Company may be afforded a second 180-calendar day compliance period. To qualify for this additional time, the Company will be required to meet the continued listing requirement for market value of publicly-held shares and all other initial listing standards for the Nasdaq Capital Market with the exception of the Minimum Bid Price Requirement, and will need to provide written notice to Nasdaq of its intent to regain compliance with such requirement during such second compliance period.

If the Company does not regain compliance within the allotted compliance period(s), including any extensions that may be granted by Nasdaq, or if it appears to Nasdaq’s staff that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, Nasdaq will provide notice that the Common Stock will be subject to delisting from the Nasdaq Capital Market. At that time, the Company may appeal any such delisting determination to a Nasdaq hearings panel.

The Company intends to continuously monitor the closing bid price for its Common Stock and is in the process of considering various measures to resolve the deficiency and regain compliance with the Minimum Bid Price Requirement. However, there can be no assurance that the Company will be able to regain or maintain compliance with the Minimum Bid Price Requirement or any other Nasdaq listing standards, that Nasdaq will grant the Company any extension of time to regain compliance with the Minimum Bid Price Requirement or any other Nasdaq listing requirements, or that any such appeal to the Nasdaq hearings panel will be successful, as applicable. (See also Note 17.)

Management Fee — The Company is required to pay a monthly management fee to Summit Distillery, Inc (see Note 15).